U.S. Income Taxes (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
U.S. Income Taxes [Abstract]
U.S. Federal net operating loss carry forwards	$ 15,902,000	$ 15,124,000
Operating loss carryforwards expiration	Expiring in various amounts from fiscal year 2017 to fiscal year 2035.	Expiring in various amounts from fiscal year 2017 to fiscal year 2034.